Property, plant and equipment - Assets classified as held for sale (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Property, plant and equipment	R 334,038	R 294,120	R 235,584
Current assets
Assets classified as held for sale	17,058	0
Total assets	1,993,325	1,906,689
Property, plant and equipment
Non-current assets
Property, plant and equipment	334,038	294,120
Current assets
Assets classified as held for sale	17,058	0
Total assets	R 351,096	R 294,120